Financial Instruments and Fair Value Measurements - Derivatives not Designated as Hedging Instruments (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ (11,601)	$ (15,528)	$ 8,373
Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Total	(11,601)	(15,528)	8,373
Gain/(Loss) on interest rate swaps | Not Designated as Hedging Instrument
Derivative Not Designated as Hedging Instruments
Interest rate swaps	$ (11,601)	$ (15,528)	$ 8,373